Shareholder Report, Line Graph (Details)	6 Months Ended
Oct. 31, 2024
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Account Value [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Account Value [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Account Value [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Account Value [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Account Value [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index